Geographic Information - Net Long-lived Assets by Region (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 876.6	$ 890.1
Reportable Geographical Components [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	803.4	812.7
Reportable Geographical Components [Member] | China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	44.1	45.1
Reportable Geographical Components [Member] | Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	19.9	20.5
Reportable Geographical Components [Member] | Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	8.2	10.8
Reportable Geographical Components [Member] | Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets by region	$ 1.0	$ 1.0